Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information [Abstract]
Document Type	PRE 14A
Entity Registrant Name	UNIQURE N.V.
Entity Central Index Key	0001590560
Amendment Flag	false